UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

       7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Mundoval Fund

		Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
4,000	United Technologies Corporation	$ 559,240	2.37%

Auto Components
15,000	Bridgestone Corporation **	282,825	1.20%

Beverages
6,000	Diageo PLC **	850,020
12,000	LVMH Moët Hennessy Louis Vuitton **	845,880
		1,695,900	7.19%

Biological Products, (No Diagnostic Substances)
6,000	Gilead Sciences, Inc.	463,260	1.96%

Cable & Other Pay Television Services
10,000	Discovery Communications, Inc. Class A *	320,000
5,000	Twenty-First Century Fox, Inc. Class A	231,650
5,000	The Walt Disney Company	584,700
		1,136,350	4.82%

Diversified Banking Institutions
52,000	Banco do Brasil S.A. **	378,040
25,000	BNP Paribas **	761,000
		1,139,040	4.83%

Diversified Telecommunication Services
10,000	KDDI Corporation * **	137,250	0.58%

Electronic Computers
8,000	Apple Inc.	1,805,920	7.66%

Fire, Marine & Casualty Insurance
11,000	American International Group, Inc.	585,640	2.48%

Food and Kindred Products
6,000	Nestlé S.A. **	499,200	2.12%
Hazardous Waste Management
6,000	Stericycle, Inc. *	352,080	1.49%

Malt Beverages
5,000	Anheuser-Busch InBev SA/NV **	437,850	1.86%

National Commercial Banks
25,000	Bank of America Corporation	736,500
10,000	Citigroup, Inc.	717,400
		1,453,900	6.16%

Oil, Gas & Consumable Fuel
50,000	Inpex Corporation * **	622,500	2.64%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A	726,600	3.08%

Petroleum Refining
5,000	Valero Energy Corporation	568,750	2.41%

Pharmaceutical Preparations
2,500	Allergan plc (Ireland)	476,200
3,000	Bayer Aktiengesellschaft **	66,420
12,000	Novo Nordisk A/S **	565,680
18,000	Roche Holding Ltd. **	542,880
		1,651,180	7.00%

Retail - Drug Stores and Proprietary Stores
5,000	Express Scripts Holding Company *	475,050	2.01%

Retail - Family Clothing Stores
6,000	The TJX Companies, Inc.	672,120	2.85%

Rubber & Plastics Footwear
8,000	NIKE, Inc.	677,760	2.87%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,500	T. Rowe Price Group, Inc.	709,670	3.01%

Semiconductors & Related Devices
2,500	Taiwan Semiconductor Manufacturing Company Ltd. **	110,400	0.47%

Services - Business Services, NEC
11,000	MasterCard Incorporated Class A	2,448,710	10.38%

Services - Computer Programming, Data Processing, Etc.
700	Alphabet Inc. Class A *	844,956
701	Alphabet Inc. Class C *	836,622
4,000	Baidu, Inc. * **	914,720
		2,596,298	11.00%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
10,000	Reckitt Benckiser Group PLC **	183,400
10,000	Unilever PLC (United Kingdom)	549,700
		733,100	3.11%

Sugar & Confectionery Products
4,500	The Hershey Company	459,000	1.95%

Television Broadcasting Stations
20,000	Grupo Televisa, S.A.B. **	354,800	1.50%

Total for Common Stocks (Cost - $13,482,572)		23,354,393	99.00%

Money Market Funds
309,314	Invesco Short-Term Investments Trust Treasury Portfolio	309,314	1.31%
	Institutional Class 1.97% ***
	(Cost - $309,314)

	Total Investment Securities	23,663,707	100.31%
	(Cost - $13,791,886)

	Liabilities in Excess of Other Assets	(74,039)	-0.31%

	Net Assets	$ 23,589,668	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at September 30, 2018.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUNDS

September 30, 2018

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2018 was $13,791,886.

At September 30, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation/(Depreciation)

     $10,261,597                    ($389,776)                                 $9,871,821

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial      Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and California tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended September 30, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The financial statements in conformity in accordance with (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,354,393	$0	$0	$23,354,393
Money Market Funds	309,314	$0	$0	309,314
Total	$23,663,707	$0	$0	$23,663,707

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the three month period ended September 30, 2018. There were no transfers into or out the levels during the three month period ended September 30, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the three month period ended September 30, 2018.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:            OCT. 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:            OCT. 29, 2018

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date:            OCT. 29, 2018